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                  [SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]

                                                        1275 Pennsylvania Ave NW
                                                      Washington, D.C. 2004-2415
                                                                    202.383.0100
                                                                fax 202.637.3593
                                                                  www.sablaw.com

Mary E. Thornton
DIRECT LINE: 202.383.0698
Internet: mary.thornton@sablaw.com

                                  July 26, 2005

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re:      Post-Effective Amendment No. 8
         New England Life Insurance Company and
         New England Variable Annuity Separate Account
         File No. 333-51676 - (American Forerunner Series)

Commissioners:

On behalf of New England Life Insurance Company and New England Variable Annuity Separate Account (the "Account"), we have attached for filing Post-Effective Amendment No. 8 (the "Amendment") to the Account's registration statement on Form N-4 for certain variable annuity contracts.

This Amendment is being filed pursuant to paragraph (a) (1) of Rule 485 under the Securities Act of 1933, as amended, to add by prospectus supplement disclosure relating to (i) a new product feature, the Guaranteed Minimum Accumulation Benefit and (ii) the addition of a new Enhanced Guaranteed Withdrawal Benefit for the American Forerunner Series contracts.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 383-0698.

Sincerely,

/s/ Mary E. Thornton
Mary E. Thornton

Attachment
cc: Michele H. Abate, Esq.
John M. Richards, Esq.